Investment Securities (Contractual Maturity of Debt Securities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, amortized cost	$ 59,906,000,000	$ 55,269,000,000
Available-for-sale Securities, Fair value, Total	60,104,000,000	55,760,000,000
Held to Maturity Securities, Amortized Cost, Total	15,843,000,000	14,768,000,000
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	792,000,000
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	10,421,000,000
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	9,733,000,000
Available for Sale Securities, Amortized Cost, After 10 years	38,357,000,000
Securities available for sale, amortized cost	59,303,000,000	54,679,000,000
Available-for-sale Securities, Fair value, 1 year or less	796,000,000
Available-for-sale Securities, Fair value, After 1 year through 5 years	10,463,000,000
Available-for-sale Securities, Fair value, After 5 years through 10 years	9,729,000,000
Available-for-sale Securities, Fair value, After 10 years	38,515,000,000
Available-for-sale Securities, Fair value, Total	$ 59,503,000,000	55,171,000,000
Weighted-average yield, GAAP basis, available for sale securities	2.61%
Held to Maturity Securities, Amortized Cost, 1 year or less	$ 114,000,000
Held to Maturity Securities, Amortized Cost, After 1 year through 5 years	938,000,000
Held to Maturity Securities, Amortized Cost, After 5 years through 10 years	2,020,000,000
Held to Maturity Securities, Amortized Cost, After 10 years	12,771,000,000
Held to Maturity Securities, Amortized Cost, Total	15,843,000,000	14,768,000,000
Held-to-maturity Securities, Fair Value, 1 year or less	114,000,000
Held-to-maturity Securities, Fair Value, After 1 year through 5 years	966,000,000
Held-to-maturity Securities, Fair Value, After 5 years through 10 years	2,070,000,000
Held-to-maturity Securities, Fair Value, After 10 years	12,716,000,000
Held-to-maturity Securities, Debt Maturities, Fair Value, Total	$ 15,866,000,000	$ 15,002,000,000
Weighted-average yield, GAAP basis, held to maturity securities	3.27%
One Year or Less [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted-average yield, GAAP basis, available for sale securities	3.13%
Weighted-average yield, GAAP basis, held to maturity securities	3.69%
After One Year Through Five Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted-average yield, GAAP basis, available for sale securities	2.11%
Weighted-average yield, GAAP basis, held to maturity securities	3.64%
After Five Years Through Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted-average yield, GAAP basis, available for sale securities	2.06%
Weighted-average yield, GAAP basis, held to maturity securities	3.29%
After Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted-average yield, GAAP basis, available for sale securities	2.88%
Weighted-average yield, GAAP basis, held to maturity securities	3.23%
US Treasury and Government Agencies Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	$ 479,000,000
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	5,673,000,000
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	5,778,000,000
Available for Sale Securities, Amortized Cost, After 10 years	1,170,000,000
Securities available for sale, amortized cost	13,100,000,000
Held to Maturity Securities, Amortized Cost, After 5 years through 10 years	108,000,000
Held to Maturity Securities, Amortized Cost, After 10 years	419,000,000
Held to Maturity Securities, Amortized Cost, Total	527,000,000
Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Agency [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	1,000,000
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	127,000,000
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	740,000,000
Available for Sale Securities, Amortized Cost, After 10 years	25,377,000,000
Securities available for sale, amortized cost	26,245,000,000
Held to Maturity Securities, Amortized Cost, After 1 year through 5 years	18,000,000
Held to Maturity Securities, Amortized Cost, After 5 years through 10 years	458,000,000
Held to Maturity Securities, Amortized Cost, After 10 years	10,598,000,000
Held to Maturity Securities, Amortized Cost, Total	11,074,000,000
Residential Mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	2,000,000
Available for Sale Securities, Amortized Cost, After 10 years	3,189,000,000
Securities available for sale, amortized cost	3,191,000,000
Held to Maturity Securities, Amortized Cost, After 10 years	191,000,000
Held to Maturity Securities, Amortized Cost, Total	191,000,000
Commercial Mortgage Backed Securities [Member] | Mortgage-backed Securities Agency [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	77,000,000
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	157,000,000
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	730,000,000
Available for Sale Securities, Amortized Cost, After 10 years	1,186,000,000
Securities available for sale, amortized cost	2,150,000,000
Held to Maturity Securities, Amortized Cost, 1 year or less	100,000,000
Held to Maturity Securities, Amortized Cost, After 1 year through 5 years	743,000,000
Held to Maturity Securities, Amortized Cost, After 5 years through 10 years	5,000,000
Held to Maturity Securities, Amortized Cost, After 10 years	55,000,000
Held to Maturity Securities, Amortized Cost, Total	903,000,000
Commercial Mortgage Backed Securities [Member] | Mortgage-backed Securities Non-agency [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	111,000,000
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	108,000,000
Available for Sale Securities, Amortized Cost, After 10 years	3,804,000,000
Securities available for sale, amortized cost	4,023,000,000
Held to Maturity Securities, Amortized Cost, After 10 years	567,000,000
Held to Maturity Securities, Amortized Cost, Total	567,000,000
Asset backed [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	7,000,000
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	2,046,000,000
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	1,716,000,000
Available for Sale Securities, Amortized Cost, After 10 years	2,169,000,000
Securities available for sale, amortized cost	5,938,000,000
Held to Maturity Securities, Amortized Cost, After 1 year through 5 years	1,000,000
Held to Maturity Securities, Amortized Cost, After 5 years through 10 years	452,000,000
Held to Maturity Securities, Amortized Cost, After 10 years	105,000,000
Held to Maturity Securities, Amortized Cost, Total	558,000,000
Other debt [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, Amortized Cost, 1 year or less	228,000,000
Available for Sale Securities, Amortized Cost, After 1 year through 5 years	2,305,000,000
Available for Sale Securities, Amortized Cost, After 5 years through 10 years	661,000,000
Available for Sale Securities, Amortized Cost, After 10 years	1,462,000,000
Securities available for sale, amortized cost	4,656,000,000
Held to Maturity Securities, Amortized Cost, 1 year or less	14,000,000
Held to Maturity Securities, Amortized Cost, After 1 year through 5 years	176,000,000
Held to Maturity Securities, Amortized Cost, After 5 years through 10 years	997,000,000
Held to Maturity Securities, Amortized Cost, After 10 years	836,000,000
Held to Maturity Securities, Amortized Cost, Total	$ 2,023,000,000